RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CAD ($)	Jul. 31, 2023	Jul. 31, 2022
Statement [Line Items]
Due to related parties	$ 17,029	$ 102,820
Entity controlled by CFO [Member]
Statement [Line Items]
Due to related parties	1,050	1,050
United Mineral Services [Member]
Statement [Line Items]
Due to related parties	12,733	98,636
HDSI [Member]
Statement [Line Items]
Due to related parties	$ 3,246	$ 3,134